Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	BLACKROCK ETF TRUST BlackRock U.S. Carbon Transition Readiness ETF (“LCTU”) BlackRock World ex U.S. Carbon Transition Readiness ETF (“LCTD” and each, a “Fund”) Supplement dated April 27, 2021 to the Prospectus and Statement of Additional Information (“SAI”) of the Funds, each dated March 23, 2021 Effective immediately, BlackRock Fund Advisors (“BFA”) has agreed to convert the voluntary management fee waiver for each Fund to a contractual management fee waiver. In addition, BFA has made certain other updates to each Fund’s disclosure relating to its investment strategies and registration in certain foreign jurisdictions. Accordingly, effective immediately, the Funds’ Prospectus and SAI are amended as follows: The section of the Prospectus for LCTU entitled “Fees and Expenses” is deleted in its entirety and replaced with the following: Fees and Expenses The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. The investment advisory agreement between BlackRock ETF Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments) ManagementFees1, 2 DistributionandService (12b‑1)Fees OtherExpenses Total AnnualFundOperatingExpenses FeeWaiver1, 2 Total AnnualFundOperatingExpensesAfter Fee Waiver1, 2 0.30% None - 0.30% 0.15% 0.15% 1 As described in the “Management” section of the Fund’s prospectus beginning on page 24, BFA has contractually agreed to waive 0.15% of its management fee payable, through June 30, 2024. 2 As described in the “Management” section of the Fund’s prospectus beginning on page 24, BFA has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BFA indirectly through its investment in money market funds managed by BFA or its affiliates, through June 30, 2023. Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be: 1 Year 3 Years $15 $ 48 The section of the Prospectus for LCTD entitled “Fees and Expenses” is deleted in its entirety and replaced with the following: Fees and Expenses The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. The investment advisory agreement between BlackRock ETF Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments) ManagementFees1, 2 DistributionandService (12b‑1)Fees OtherExpenses Total AnnualFundOperatingExpenses FeeWaiver1, 2 Total AnnualFundOperatingExpensesAfter Fee Waiver1, 2 0.35% None - 0.35% 0.15% 0.20% 1 As described in the “Management” section of the Fund’s prospectus beginning on page 24, BFA has contractually agreed to waive 0.15% of its management fee payable, through June 30, 2024. 2 As described in the “Management” section of the Fund’s prospectus beginning on page 24, BFA has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BFA indirectly through its investment in money market funds managed by BFA or its affiliates, through June 30, 2023. Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be: 1 Year 3 Years $20 $ 64
BlackRock World ex U.S. Carbon Transition Readiness ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	BLACKROCK ETF TRUSTBlackRock World ex U.S. Carbon Transition Readiness ETF(“LCTD” and each, a “Fund”)Supplement dated April 27, 2021 to the Prospectus and Statement of Additional Information (“SAI”) of the Funds, each dated March 23, 2021Effective immediately, BlackRock Fund Advisors (“BFA”) has agreed to convert the voluntary management fee waiver for each Fund to a contractual management fee waiver. In addition, BFA has made certain other updates to each Fund’s disclosure relating to its investment strategies and registration in certain foreign jurisdictions. Accordingly, effective immediately, the Funds’ Prospectus and SAI are amended as follows:The section of the Prospectus for LCTD entitled “Fees and Expenses” is deleted in its entirety and replaced with the following:Fees and ExpensesThe following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. The investment advisory agreement between BlackRock ETF Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses.You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments) ManagementFees1, 2 DistributionandService (12b‑1)Fees OtherExpenses Total AnnualFundOperatingExpenses FeeWaiver1, 2 Total AnnualFundOperatingExpensesAfter Fee Waiver1, 2 0.35% None - 0.35% 0.15% 0.20% 1 As described in the “Management” section of the Fund’s prospectus beginning on page 24, BFA has contractually agreed to waive 0.15% of its management fee payable, through June 30, 2024. 2 As described in the “Management” section of the Fund’s prospectus beginning on page 24, BFA has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BFA indirectly through its investment in money market funds managed by BFA or its affiliates, through June 30, 2023. Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be: 1 Year 3 Years $20 $ 64
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. The investment advisory agreement between BlackRock ETF Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses.You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(ongoing expenses that you pay each year as apercentage of the value of your investments)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2024June 30, 2023
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
BlackRock World ex U.S. Carbon Transition Readiness ETF | BlackRock World ex U.S. Carbon Transition Readiness ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.35%	[1],[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.35%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.15%	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.20%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 20
3 Years	rr_ExpenseExampleYear03	$ 64

[1]	As described in the “Management” section of the Fund’s prospectus beginning on page 24, BFA has contractually agreed to waive 0.15% of its management fee payable, through June 30, 2024.
[2]	As described in the “Management” section of the Fund’s prospectus beginning on page 24, BFA has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BFA indirectly through its investment in money market funds managed by BFA or its affiliates, through June 30, 2023.